Segment and geographic information - Geographic Allocation of Net Revenue and Income (Loss) Before Income Taxes from Operations by Geographic Areas, and Long-Lived Assets (Detail) - JPY (¥)
¥ in Millions
		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	¥ 1,604,176	¥ 1,557,070	¥ 1,813,631
Consolidated, Income (loss) before income taxes		346,759	361,614	237,730
Consolidated, Long-lived assets		524,779	524,201	544,156
Americas [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	207,859	262,684	208,962
Consolidated, Income (loss) before income taxes		(27,575)	29,472	25,730
Consolidated, Long-lived assets		146,758	133,147	118,302
Europe [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	201,278	232,735	172,761
Consolidated, Income (loss) before income taxes		(23,455)	(48,911)	(93,099)
Consolidated, Long-lived assets		88,928	93,111	111,381
Asia and Oceania [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	86,746	62,622	43,265
Consolidated, Income (loss) before income taxes		34,594	(5,247)	(12,063)
Consolidated, Long-lived assets		14,891	16,163	20,471
Subtotal [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	495,883	558,041	424,988
Consolidated, Income (loss) before income taxes		(16,436)	(24,686)	(79,432)
Consolidated, Long-lived assets		250,577	242,421	250,154
Japan [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	1,108,293	999,029	1,388,643
Consolidated, Income (loss) before income taxes		363,195	386,300	317,162
Consolidated, Long-lived assets		¥ 274,202	¥ 281,780	¥ 294,002

[1]	There is no revenue derived from transactions with a single major external customer.